UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY                  August 14, 2012
-------------                 -------------                 ----------------
 [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total: $477,619
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, L.P.


                                                   FORM 13F INFORMATION TABLE
                                                          June 30, 2012


COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED NONE
AERCAP HOLDINGS NV                   SHS        N00985106   15,704    1,392,200 SH          DEFINED     1        1,392,200
AERCAP HOLDINGS NV                   SHS        N00985106    3,249      288,017 SH            SOLE     NONE        288,017
AMERICAN CAPITAL AGENCY CORP         COM        02503X105   10,275      305,700 SH          DEFINED     1          305,700
AMERIS BANCORP                       COM        03076K108    2,069      164,232 SH          DEFINED     1          164,232
BANK COMM HLDGS                      COM        06424J103    2,121      519,810 SH          DEFINED     1          519,810
BANK COMM HLDGS                      COM        06424J103    4,333    1,061,940 SH            SOLE     NONE      1,061,940
BEACON FED BANCORP INC               COM        073582108   10,384      523,642 SH          DEFINED     1          523,642
BEACON FED BANCORP INC               COM        073582108    1,686       85,000 SH            SOLE     NONE         85,000
BERKSHIRE HILLS BANCORP INC          COM        084680107   11,835      537,938 SH          DEFINED     1          537,938
BERKSHIRE HILLS BANCORP INC          COM        084680107    7,258      329,904 SH            SOLE     NONE        329,904
BRYN MAWR BK CORP                    COM        117665109    1,175       55,789 SH          DEFINED     1           55,789
BRYN MAWR BK CORP                    COM        117665109      639       30,311 SH            SOLE     NONE         30,311
CAPE BANCORP INC                     COM        139209100    7,285      876,658 SH          DEFINED     1          876,658
CAPE BANCORP INC                     COM        139209100    2,680      322,447 SH            SOLE     NONE        322,447
CATHAY GENERAL BANCORP               COM        149150104    4,755      288,033 SH          DEFINED     1          288,033
CENTER BANCORP INC                   COM        151408101    5,456      485,000 SH          DEFINED     1          485,000
CENTURY BANCORP INC MASS        CL A NON VTG    156432106    6,243      209,983 SH          DEFINED     1          209,983
CHARTER FINL CORP WEST PT GA         COM        16122M100    5,448      561,699 SH          DEFINED     1          561,699
CHARTER FINL CORP WEST PT GA         COM        16122M100    8,668      893,634 SH            SOLE     NONE        893,634
CHEVIOT FINL CORP NEW                COM        16677X105    4,329      507,457 SH            SOLE     NONE        507,457
CITIZENS REPUBLIC BANCORP IN       COM NEW      174420307    8,264      482,400 SH          DEFINED     1          482,400
EVERBANK FINL CORP                   COM        29977G102    5,187      477,200 SH          DEFINED     1          477,200
FIRST FINL BANCORP OH                COM        320209109    5,993      375,000 SH          DEFINED     1          375,000
FIRST FINL BANCORP OH                COM        320209109   10,627      665,009 SH            SOLE     NONE        665,009
FIRST NIAGARA FINL GP INC            COM        33582V108   11,858    1,550,000 SH          DEFINED     1        1,550,000
FIRST NIAGARA FINL GP INC            COM        33582V108    6,825      892,106 SH            SOLE     NONE        892,106
FNB CORP PA                          COM        302520101    5,979      550,000 SH          DEFINED     1          550,000
FNB CORP PA                          COM        302520101    6,378      586,711 SH            SOLE     NONE        586,711
HERITAGE FINL GROUP INC              COM        42726X102    2,616      203,238 SH          DEFINED     1          203,238
HERITAGE FINL GROUP INC              COM        42726X102    7,650      594,421 SH            SOLE     NONE        594,421
HF FINL CORP                         COM        404172108    6,064      499,492 SH          DEFINED     1          499,492
HF FINL CORP                         COM        404172108    2,340      192,768 SH            SOLE     NONE        192,768
HOME BANCORP INC                     COM        43689E107    3,801      221,918 SH          DEFINED     1          221,918
HOME BANCORP INC                     COM        43689E107    3,542      206,779 SH            SOLE     NONE        206,779
HOME BANCSHARES INC                  COM        436893200      385       12,600 SH          DEFINED     1           12,600
HOME BANCSHARES INC                  COM        436893200      193        6,300 SH            SOLE     NONE          6,300
JPMORGAN CHASE & CO                  COM        46625H100   23,671      662,500 SH          DEFINED     1          662,500
JPMORGAN CHASE & CO                  COM        46625H100    3,008       84,200 SH            SOLE     NONE         84,200
KAISER FED FINL GROUP INC            COM        483056107    5,886      398,256 SH          DEFINED     1          398,256
KBW INC                              COM        482423100    3,743      227,529 SH          DEFINED     1          227,529
KBW INC                              COM        482423100    1,464       89,026 SH            SOLE     NONE         89,026
LAKE SHORE BANCORP INC               COM        510700107    2,998      291,927 SH          DEFINED     1          291,927
LOEWS CORP                           COM        540424108   12,273      300,000 SH          DEFINED     1          300,000
LOUISANA BANCORP INC NEW             COM        54619P104    2,391      148,498 SH          DEFINED     1          148,498
MAINSOURCE FINANCIAL GP INC          COM        56062Y102    1,004       84,904 SH          DEFINED     1           84,904
MAINSOURCE FINANCIAL GP INC          COM        56062Y102    3,164      267,421 SH            SOLE     NONE        267,421
MIDSOUTH BANCORP INC                 COM        598039105    5,009      355,726 SH          DEFINED     1          355,726
MIDSOUTH BANCORP INC                 COM        598039105    3,364      238,949 SH            SOLE     NONE        238,949
NEW ENGLAND BANCSHARES INC C       COM NEW      643863202      492       36,698 SH            SOLE     NONE         36,698
NORTH VALLEY BANCORP               COM NEW      66304M204    5,539      419,953 SH            SOLE     NONE        419,953
NORTHEAST CMNTY BANCORP INC          COM        664112109    1,978      373,824 SH          DEFINED     1          373,824
OCEANFIRST FINL CORP                 COM        675234108      443       30,838 SH          DEFINED     1           30,838
OCEANFIRST FINL CORP                 COM        675234108      764       53,174 SH            SOLE     NONE         53,174
OCWEN FINL CORP                    COM NEW      675746309    6,066      323,000 SH          DEFINED     1          323,000
OLD NATL BANCORP IND                 COM        680033107   14,112    1,175,000 SH          DEFINED     1        1,175,000
OLD NATL BANCORP IND                 COM        680033107   11,556      962,191 SH            SOLE     NONE        962,191
ONEIDA FINL CORP MD                  COM        682479100    2,091      204,000 SH            SOLE     NONE        204,000
ORIENTAL FINL GROUP INC              COM        68618W100   24,985    2,254,999 SH          DEFINED     1        2,254,999
ORIENTAL FINL GROUP INC              COM        68618W100   18,998    1,714,635 SH            SOLE     NONE      1,714,635
PENNYMAC MTG INVT TR                 COM        70931T103   14,304      725,000 SH          DEFINED     1          725,000
PROVIDENT FINL HLDGS INC             COM        743868101    9,651      836,996 SH          DEFINED     1          836,996
PROVIDENT FINL HLDGS INC             COM        743868101    1,399      121,343 SH            SOLE     NONE        121,343
RIVERVIEW BANCORP INC                COM        769397100    1,708    1,366,780 SH            SOLE     NONE      1,366,780
S & T BANCORP INC                    COM        783859101    5,754      311,544 SH          DEFINED     1          311,544
S & T BANCORP INC                    COM        783859101    5,070      274,484 SH            SOLE     NONE        274,484
SOUTHERN MO BANCORP INC              COM        843380106    1,292       60,100 SH            SOLE     NONE         60,100
STATE BK FINL CORP                   COM        856190103    4,227      278,850 SH          DEFINED     1          278,850
STATE BK FINL CORP                   COM        856190103    6,294      415,144 SH            SOLE     NONE        415,144
STERLING BANCORP                     COM        859158107    5,806      581,788 SH          DEFINED     1          581,788
STERLING BANCORP                     COM        859158107    3,222      322,853 SH            SOLE     NONE        322,853
TRUSTCO BK CORP N Y                  COM        898349105    6,552    1,200,000 SH          DEFINED     1        1,200,000
UNITED FINANCIAL BANCORP INC         COM        91030T109    1,852      128,791 SH            SOLE     NONE        128,791
WALKER & DUNLOP INC                  COM        93148P102    6,533      508,438 SH          DEFINED     1          508,438
WASHINGTON BKG CO OAK HBR WA         COM        937303105    7,403      532,616 SH          DEFINED     1          532,616
WASHINGTON BKG CO OAK HBR WA         COM        937303105   10,848      780,453 SH            SOLE     NONE        780,453
WELLS FARGO & CO NEW                 COM        949746101    3,344      100,000 SH          DEFINED     1          100,000
WESTAMERICA BANCORPORATION           COM        957090103    1,210       25,642 SH            SOLE     NONE         25,642
WHITE MTNS INS GROUP LTD             COM        G9618E107   11,619       22,270 SH          DEFINED     1           22,270
WILLIS LEASE FINANCE CORP            COM        970646105    7,330      594,934 SH          DEFINED     1          594,934
WILLIS LEASE FINANCE CORP            COM        970646105    3,908      317,227 SH            SOLE     NONE        317,227




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